Related Party Transactions (Details Narrative) (USD $)	3 Months Ended		6 Months Ended	8 Months Ended			12 Months Ended	14 Months Ended	34 Months Ended		2 Months Ended	12 Months Ended	34 Months Ended	36 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2012	Jan. 24, 2012	Dec. 31, 2011	Dec. 31, 2013 Executive Management	Dec. 31, 2012 Executive Management	Nov. 16, 2016 Executive Management	Jun. 30, 2012 Executive Management	Dec. 31, 2012 Chief Financial Officer	Dec. 31, 2013 Chief Financial Officer	Nov. 16, 2016 Chief Financial Officer	Feb. 08, 2015 Chief Financial Officer	Jun. 30, 2012 Chief Financial Officer	Jun. 30, 2012 Chief Operating Officer	Jun. 30, 2012 Chief Operating Officer	Jan. 24, 2012 Chief Operating Officer
Annual Salary							$ 125,000	$ 100,000	$ 150,000		$ 70,000	$ 87,500	$ 109,375
Accured Salaries Including Payroll Taxes	242,537		242,537	242,537		92,339				168,804					41,714	50,319	50,319
Compensation Arrangement With Individual Options Granted														1,000,000
Price Per Share			$ 0.75	$ 0.275										$ 0.75
Convertible Promissory Note					4.00%													4.00%
Interest Expense	$ 399	$ 399	$ 693													$ 399	$ 693